Other Related Party Transactions	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012
Other Related Party Transactions [Abstract]
Other Related Party Transactions

Note 6 - Other Related Party Transactions

Transactions with Marley Coffee Ltd

During the three and six months ended July 31, 2012, the Company paid $0 and $30,866, respectively, to Marley Coffee Ltd. ("MC"), a producer of Jamaican Blue Mountain coffee that the Company purchases in the normal course of its business. The Company directs these purchases to third-party roasters for fulfillment of sales orders. The Company's Chairman, Rohan Marley, is an owner of approximately 25% of the equity of MC. At July 31, 2012, the Company owed MC approximately $316,000which is included in accounts payable on the balance sheet.

Transactions with Nicole Whittle

During the six months ended July 31, 2012, the Company paid $42,000 to Nicole Whittle. Ms. Whittle serves as the Company's Creative Director, for ongoing creative design costs services. Nicole Whittle is the sister of Shane Whittle who is a former director and chief executive officer of the Company and who is currently a manager and equity owner of MCL.

NOTE 4 - RELATED PARTY TRANSACTIONS

On November 11, 2010, Alan Lewis was offered a voting seat on the Company's board of directors and paid $2,000 per month as its Director of Corporate Development. Mr. Lewis was a director from November 11, 2010 until February 11, 2011 at which time he resigned as a board member.. Mr. Lewis was paid a total of $5,000 for his director services during the fiscal year ended January 31, 2011.

In December 2010, Anh Tran, the President and a Director of the Company, purchased 1,000,000 shares of the Company's common stock from David O'Neill, a then greater than 10% shareholder of the Company and the former President and Director of the Company in consideration for $12,500 or $0.0125 per share.

In December 2010, Rohan Marley, a Director of the Company purchased 12,897,500 shares of the Company's common stock from Mr. O'Neill, in consideration for $3,000 or $0.0002 per share.

In December 2010, Mr. O'Neill, Shane Whittle, a manager and equity holder of MCL and a former chief executive officer and director of the Company, and a third party cancelled an aggregate of 30,922,944 shares of common stock which they held. There was no consideration paid to either party for these shares that were returned to the Company.

During the fiscal year ended January 31, 2011, Anh Tran, the Company's President, entered into a lease agreement on behalf of the Company for office space. The Company has been making monthly rent payments for the office in accordance with the amounts specified in the lease agreement. Because the lease is signed by Mr. Tran, it is not a commitment of the Company. The Company made rent expense payments of $5,965 during the fiscal year ended January 31, 2012, related to this arrangement.

In April 2011, the Company issued one million (1,000,000) common shares in connection with the terms of the License Agreement, discussed in Note 3 above, pursuant to which MCL, a private limited liability company of which Rohan Marley, a Director of the Company, and his family has a combined controlling interest, granted the Company a non-exclusive transferable sub-license for the worldwide rights to use the Trademark for the licensed products and distribution channels.

Effective May 1, 2011, the Company began to pay Anh Tran, at that time the Company's Chief Executive Officer, Secretary and Director, $10,000 per month as compensation for his services. Effective May 1, 2011, the Company began to pay Mr. Rohan Marley $10,000 per month for his services as Chairman of the Company's board of directors. Prior to such date, neither Mr. Tran nor Mr. Marley received any compensation for their services to the Company.

On August 5, 2011, the Company and MCL agreed to amend the License Agreement by and between the Company and MCL. In consideration for the License Agreement Amendment, the Company agreed to assume $126,000 of obligations of MCL or its managing members by paying MCL or creditors identified by MCL or by MCL's managing members $55,000, with the balance to be paid in equal monthly installments over a period of eighteen months. The balance payable (reflected as notes payable in the accompanying balance sheet) at January 31, 2012 is $51,275. (see Note 9). MCL is a private limited liability company of which Rohan Marley, a director of the Company, has a thirty-three percent (33%) ownership interest and serves as a Manager.

Shane Whittle, a manager and equity holder of MCL and a former chief executive officer and director of the Company, made payments from time to time on behalf of the Company or advanced funds to the Company for its operational needs. The advance was unsecured, non-interest bearing and had no specific terms of repayment. The Company repaid Mr. Whittle for any remaining outstanding amounts in July 2011.

During the year ended January 31, 2012, the Company paid $66,868 to Nicole Whittle, Shane Whittle's sister, who serves as the Company's Creative Director, for ongoing creative design costs services.